LOANS, NET	12 Months Ended
Dec. 31, 2020
Loans Net
LOANS, NET

NOTE 8 - LOANS, NET

A.	Secured Convertible Equipment Loan Agreements

1.	On November 4, 2020 (the “Effective Date”), the Company entered into Secured Convertible Equipment Loan Agreement with a private lender (the “Lender”), under which at the Effective Date and for the purpose for purchasing two Liquid Handler Machines (the “Collateral”) to be placed in the laboratory of a Company’s client, the Company received from the Lender a net cash amount of $450 which is including an original issue discount at the rate of 41.4% valued at $320, representing a face value of $770 for the loan (the “Aggregate Loan Principal Amount”).

The Aggregate Loan Principal Amount shall be repaid within 120 days of receipt date (the “Maturity Date”).

Subject to the Company’s discrete decision not to repay the Aggregate Loan Principal Amount in cash by the Maturity Date, the Lenders shall have the right to convert 200% of the Aggregate Loan Principal Amount, less any amount that has been repaid, at a default conversion price equal to 35% of the lowest closing price of the Company’s ordinary shares in the 10 days prior to the conversion as quoted by Bloomberg, LP.

In the event the Company receives gross proceeds from any equity financing in the amount of $5,000 or more, the Aggregate Loan Principal Amount will be immediately due and payables.

The Aggregate Loan Principal Amount shall be secured by the Collateral. The Lender shall have the right to take possession of the Collateral if repayment is not made in full by the Maturity Date. Upon default, the Lender shall have the right to take possession of the Collateral and sell them. All proceeds from such sale will be ducted from the Aggregate Loan Principal Amount on a pro rata basis.

As the secured loan upon their original terms do not include conversion feature (such feature will only become applicable as a penalty, upon the Company’s failure to repay the Aggregate Loan Principal Amount by the Maturity Date), the liability was accounted for using the effective interest method over the term of the loans until their stated Maturity Date.

As of December 31, 2020, the Aggregate Loan Principal Amount is amounting to $580, which representing discount amortization expenses of $130 as was recorded as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

For more information regarding the First Amendment of the Secured Convertible Equipment Loan Agreement, see also Note 24D.

2.	On November 4, 2020 (the “Effective Date”), the Company entered into Secured Convertible Equipment Loan Agreement with another private lender (the “Lender”), whereby at the Effective Date and for the purpose for purchasing certain two Liquid Handler Machines to be placed in the laboratory of a Company’s client, the Company received from the Lender a net cash amount of $750 which is including an original issue discount at the rate of 40% valued at $500, representing a face value of $1,250 for the loan (the “Aggregate Loan Principal Amount”).

The Aggregate Loan Principal Amount shall be repaid within 120 days of receipt date (the “Maturity Date”).

Subject to the Company’s discrete decision not to repay the Aggregate Loan Principal Amount in cash by the Maturity Date, the Lenders shall have the right to convert 200% of the Aggregate Loan Principal Amount, less any amount that has been repaid, at a default conversion price equal to 35% of the lowest closing price of the Company’s ordinary shares in the 10 days prior to the conversion as quoted by Bloomberg, LP.

The Company agrees it will issue 20,000,000 ordinary shares (the “Collateral Shares”) to the Lender within two days of the Effective Date. In the event of default occurs and is not cured withing 15 days, the Lender may take such Collateral Shares and dispose of them as wish. The aforesaid shares have been issued at November 4, 2020.

As the secured loan upon their original terms do not include conversion feature (such feature will only become applicable as a penalty, upon the Company’s failure to repay the Aggregate Loan Principal Amount by the Maturity Date), the liability was accounted for using the effective interest method over the term of the loans until their stated Maturity Date.

As of December 31, 2020, the Aggregate Loan Principal Amount is amounting to $954, which representing discount amortization expenses of $204 as was recorded as part of “Finance Expenses” line in operations in the accompanying consolidated statement of operations for the year ended December 31, 2020.

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)

NOTE 8 - LOANS, NET (Cont.)

B.	Revenue Purchase Agreement

On December 22, 2020, Corona Diagnostics entered into revenue purchase agreement with a private lender (the “Lender”), under which, the Company will sell, assign and transfer to Lender (making the Lender the absolute owner) in consideration of the Purchase Price of $138, the Purchased Percentage at a rate of 7% of all of the Company’s future accounts, contract rights and other entitlements arising from or relating to the payment of monies from the Company’s customers’ and/or other third party payors, for the payments due to the Company as a result of the Company’s sale of goods and/or services (the “Transactions”) until the Purchased Amount has been delivered by or on behalf of the Company to Lender. Through December 31, 2020, the Company did not transfer any accounts or payments to the Lender.

The revenue purchase agreement shall remain in full force and effect until the entire Purchased Amount and any other amounts due are received by Lender as per the terms of the revenue purchase agreement.

C.	The following tabular presentation reflects the reconciliation of the carrying amount of straight loans and similar instruments during the year ended December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Opening balance	$113	$-
Plus: Net consideration received (*)	2,035	1,469
Less: Debt issuance costs	-	(101)
Less: Fair value of detachable instruments accounted for as equity component or derivative liabilities	-	(531)
Less: Fair value of detachable instruments accounted for as equity component	(461)
Plus: Amortization of discounts and accrued interest expenses	1,170	959
Less: Straight loans reclassified to convertible loans upon change of terms (*)	(1,185)	(1,796)
Plus: Modification of terms of convertible bridge loans	-	113
Closing balance	$1,672	$113

(*)	Including loans in net principal amount received in total amount of $697 that have been reclassified to convertible bridge loans in total amount of $992 upon default event in which the Company has not paid the net principal amount at the stated maturity date (see also Note 11C).